CONTRACT ACCOUNTING (Schedule of costs and estimated earnings) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Contractors [Abstract]
Costs and estimated earnings recognized	$ 4,152,850	$ 3,700,124
Less: Billings or cash received	(4,050,392)	(2,324,204)
Contract Assets	$ 102,458	$ 1,375,920